Provision changes during (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
[custom:OthersProvisions-1]		$ 4,580	$ 4,522
Additional provisions, other provisions		27	129
[custom:ProvisionUsedOtherProvision]		(127)	(145)
[custom:UnusedProvisionsReversedOtherProvisions]	[1]	(600)	227
Increase (decrease) through transfers and other changes, other provisions		(51)	(50)
[custom:IncreaseDecreaseThroughNetExchangeDifferencesOtherProvision]		(26)	(103)
[custom:OthersProvisions-2]		3,803	4,580
[custom:CurrentProvision-0]		304	170
[custom:ProvisionNoncurrent-0]		3,499	4,410
[custom:Liability-0]		3,803	4,580
Provision for decommissioning, restoration and rehabilitation costs [member]
IfrsStatementLineItems [Line Items]
[custom:OthersProvisions-1]		4,283	4,220
Additional provisions, other provisions		20	110
[custom:ProvisionUsedOtherProvision]		(101)	(88)
[custom:UnusedProvisionsReversedOtherProvisions]	[1]	(646)	178
Increase (decrease) through transfers and other changes, other provisions		(49)	(50)
[custom:IncreaseDecreaseThroughNetExchangeDifferencesOtherProvision]		(41)	(87)
[custom:OthersProvisions-2]		3,466	4,283
[custom:CurrentProvision-0]		210	72
[custom:ProvisionNoncurrent-0]		3,256	4,211
[custom:Liability-0]		3,466	4,283
Other environment related provision [member]
IfrsStatementLineItems [Line Items]
[custom:OthersProvisions-1]		297	302
Additional provisions, other provisions		7	19
[custom:ProvisionUsedOtherProvision]		(26)	(57)
[custom:UnusedProvisionsReversedOtherProvisions]	[1]	46	49
Increase (decrease) through transfers and other changes, other provisions		(2)
[custom:IncreaseDecreaseThroughNetExchangeDifferencesOtherProvision]		15	(16)
[custom:OthersProvisions-2]		337	297
[custom:CurrentProvision-0]		94	98
[custom:ProvisionNoncurrent-0]		243	199
[custom:Liability-0]		$ 337	$ 297

[1]	Among other factors, includes the reduction in liability of US$870, due to the update in the discount rate of the asset retirement obligation in Canada, which increased from 0.00% to 1.11% for the year ended December 31, 2022.